Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–93.84%(b)(c)
Aerospace & Defense–3.06%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	3.90%	12/06/2025		$ 81	$ 80,162
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	8	7,999
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		150	139,787
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		80	75,154
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024		269	261,436
PAE Holdings Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/04/2027		10	9,535
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		47	47,039
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		40	40,410
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		70	70,959
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		194	188,405
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025		264	256,876
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024		57	55,620
					1,233,382
Air Transport–3.24%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.89%	06/27/2025		46	34,115
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		106	104,261
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		268	260,761
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		87	86,462
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		316	319,772
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		60	60,624
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		131	135,508
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		157	160,890
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/01/2024		64	61,878
WestJet Airlines Ltd. (Canada), Term Loan B	4.00%	12/11/2026		85	80,419
					1,304,690
Automotive–4.21%
Ford Motor Co., Delayed Draw Term Loan (3 mo. USD LIBOR + 1.25%)(d)	1.48%	12/31/2022		196	186,805
Garrett Borrowing LLC
DIP Term Loan(d)	5.50%	03/31/2021		92	92,783
Term Loan A (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2023	EUR	50	57,518
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.75%	09/27/2025		77	76,032
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/03/2025		53	51,923
Highline Aftermarket Acquisition LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(d)(e)	0.00%	10/28/2027		50	49,712
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		55	54,478
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.25%	10/26/2027		145	144,199
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	03/20/2025		51	50,236
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024		177	176,882
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026		134	133,012
Project Boost Purchaser LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/01/2026		26	25,426
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		19	18,777
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024		132	129,401
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025		343	331,622
TI Group Automotive Systems LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024		2	1,755
Term Loan B (3 mo. EURIBOR + 3.75%)	4.50%	12/31/2024	EUR	3	3,401
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.98%	03/25/2024		21	20,716
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		$ 9	$ 9,092
Winter Park Intermediate, Inc.
Term Loan (1 mo. USD LIBOR + 4.75%)	4.90%	04/04/2025		44	43,776
Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	11/06/2027		42	41,278
					1,698,824
Beverage & Tobacco–0.54%
AI Aqua Merger Sub, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			173	170,523
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			20	17,349
Arterra Wines Canada, Inc. (Canada), Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.25%	11/19/2027			30	30,143
						218,015
Building & Development–2.19%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025			64	65,871
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	01/15/2027			96	94,044
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027			21	20,668
Apcoa Parking Holdings GmbH (Germany), Term Loan B(f)	–	03/20/2024	EUR		32	36,492
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	05/31/2023			2	1,426
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025			114	105,081
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	06/03/2024			17	17,233
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023			32	32,133
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.65%	11/15/2023			265	262,061
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025			19	18,751
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(d)	3.40%	05/29/2026			8	8,342
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			58	58,090
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			163	161,353
						881,545
Business Equipment & Services–8.41%
Adevinta ASA (France), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027			37	37,294
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.00%	05/22/2024			32	32,057
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	10/30/2026			110	108,537
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.90%	02/09/2026			61	58,964
Change Healthcare Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024			113	112,028
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(g)	9.50%	08/15/2023			115	20,713
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023			157	109,673
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.00%	07/26/2023			42	40,869
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			206	206,303
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(d)	9.00%	03/06/2028			69	69,694
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR		13	15,267
Dun & Bradstreet Corp. (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/06/2026			31	31,089
Term Loan (1 mo. USD LIBOR + 3.75%)	3.89%	02/06/2026			15	15,077
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026			13	12,750
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	10/08/2027			102	101,517
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025			40	39,862
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/13/2027			48	47,811
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B(f)	–	06/23/2024	GBP		28	32,381
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			202	196,015
iQor US, Inc.
First Lien PIK Term Loan A-1, 8.00% PIK Rate, 0.00% Cash Rate(d)(g)(h)	8.50%	04/01/2021			120	74,723
First Lien PIK Term Loan B, 8.00% PIK Rate, 0.00% Cash Rate(g)(h)	8.00%	04/01/2021			397	258,755
Second Lien PIK Term Loan, 11.75% PIK Rate, 0.00% Cash Rate (3 mo. USD LIBOR + 8.75%)(g)(h)	11.75%	04/01/2022			41	1,513
Term Loan(d)	0.00%	10/31/2025			106	104,552
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026			101	99,071
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Karman Buyer Corp.
First Lien Term Loan	4.25%	07/23/2021		$ 1	$ 244
Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		95	93,897
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027		16	15,512
Monitronics International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		308	275,146
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	11/18/2026		20	19,844
PGX Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 9.00%)(d)	15.75%	09/30/2024		31	10,111
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		97	96,358
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.65%	11/08/2024		135	131,494
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	03/03/2023		153	151,654
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		265	261,694
Sportradar Capital (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/27/2027	EUR	17	20,765
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		90	90,086
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		160	158,159
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	02/28/2025		227	224,261
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		15	14,685
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		2	2,275
					3,392,700
Cable & Satellite Television–8.33%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	07/15/2025			311	300,373
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026			155	149,923
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.15%	01/03/2025			155	153,508
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	01/15/2026			128	124,997
Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	07/17/2025			275	269,044
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.19%	12/18/2024			246	245,486
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026			179	177,494
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.90%	07/31/2025			47	45,647
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.83%	01/31/2026			342	338,445
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.14%	04/15/2028			272	267,245
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.39%	04/30/2028			33	32,541
Term Loan B-1(f)	–	01/31/2029			110	108,728
Term Loan B-2(f)	–	01/31/2029			110	108,728
Virgin Media Bristol LLC (United Kingdom)
Term Loan	3.25%	01/15/2029			138	137,004
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028			355	348,795
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2028			562	551,240
						3,359,198
Chemicals & Plastics–4.01%
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR		16	19,411
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			46	45,612
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			61	60,852
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026			1	1,127
BASF Construction Chemicals (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR		11	13,607
Colouroz Investment LLC (Germany)
First Lien PIK Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate (1 mo. USD LIBOR + 4.25%)(g)	5.25%	09/21/2023			77	71,227
First Lien PIK Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate (1 mo. USD LIBOR + 4.25%)(g)	5.25%	09/21/2023			12	11,196
Cyanco Intermediate 2 Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	03/16/2025			13	12,650
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025			17	17,108
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024			1	576
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		$ 3	$ 2,675
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		13	12,448
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		12	12,183
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	2.72%	08/07/2024		203	199,371
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	10/20/2024		15	14,332
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. USD LIBOR + 3.50%)	3.73%	07/01/2026		61	60,690
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.15%	03/31/2024		123	121,016
Invictus US NewCo LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	03/28/2025		62	60,808
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027		98	97,519
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		179	176,872
Momentive Performance Materials USA, Inc., Term Loan B (1 wk. USD LIBOR + 3.25%)	3.40%	05/15/2024		74	72,013
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	9	10,664
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		65	62,818
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	11/19/2027		31	31,109
PQ Corp., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		79	79,431
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/03/2025		57	56,234
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	10/01/2025		295	290,418
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.22%	09/23/2024		4	4,047
					1,618,014
Clothing & Textiles–0.66%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024			10	10,342
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.22%	05/01/2024			63	54,957
Mascot Bidco Oy (Finland), Term Loan B(f)	–	03/30/2026	EUR		13	14,763
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			191	187,370
						267,432
Conglomerates–0.58%
APi Group DE, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	10/01/2026			35	34,663
Term Loan (3 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026			49	48,453
Gates Global LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.75%	04/01/2024			91	90,307
Safe Fleet Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			64	61,138
						234,561
Containers & Glass Products–1.90%
Berlin Packaging LLC, Term Loan	3.23%	11/07/2025			112	109,572
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/22/2024			36	35,903
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	3.23%	06/29/2025			27	26,073
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			84	82,971
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027			26	25,871
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			143	123,527
Keter Group B.V. (Netherlands), Term Loan B-1(f)	–	10/31/2023	EUR		17	20,273
Libbey Glass, Inc.
Term Loan (1 mo. USD LIBOR + 3.00%)(i)	0.00%	04/09/2021			270	45,037
Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	11/12/2025			37	36,886
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027			36	35,347
Refresco Group N.V. (Netherlands), Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	3.47%	03/28/2025			68	67,278
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	01/29/2027			83	81,907
Reynolds Group Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	5.00%	02/05/2023			27	26,570
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.40%	02/16/2026			33	32,642
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.00%	10/17/2024			15	15,097
						764,954
Cosmetics & Toiletries–1.03%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	09/26/2024			55	54,124
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025		$ 304	$ 287,158
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	06/30/2024		75	73,861
					415,143
Drugs–1.13%
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			80	78,123
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027			31	30,594
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	08/18/2022			197	196,670
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	11/27/2025			18	17,451
Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025			133	131,487
						454,325
Ecological Services & Equipment–0.30%
GFL Environmental, Inc. (Canada), Incremental Term Loan (f)	–	05/30/2025			40	40,087
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025			41	40,210
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	10/29/2028			40	40,105
						120,402
Electronics & Electrical–9.66%
AQA Acquisition Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	12/01/2027			37	36,762
Barracuda Networks, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.50%	02/12/2025			6	5,975
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	10/22/2028			8	8,408
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	04/18/2025			76	74,929
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025			41	39,835
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026			99	97,794
Cornerstone OnDemand, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	04/22/2027			46	45,734
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/15/2027			178	176,399
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	10/07/2028			24	24,599
Devoteam (Castillon SAS - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/09/2027	EUR		15	17,893
Diebold Nixdorf, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.97%	11/06/2023			32	30,724
E2open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/29/2027			54	53,483
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/06/2026			26	25,781
Exact Holding N.V., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	09/17/2027			14	13,553
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			191	185,447
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025			30	30,099
Go Daddy Operating Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	08/12/2027			175	175,040
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/01/2024			59	58,937
Imperva, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			44	43,228
Internap Corp.
First Lien Term Loan (1 mo. USD LIBOR + 10.00%)	11.00%	05/08/2023			18	16,908
PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate(d)(g)	4.00%	05/08/2025			54	32,647
ION Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025			124	122,916
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027			210	208,248
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2026			28	28,329
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025			98	97,761
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	09/30/2024			74	73,769
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	09/13/2024			21	20,429
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024			76	75,856
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.27%	03/06/2026			33	33,167
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026			75	66,853
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026			91	90,320
Neustar, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024			122	116,326
Oberthur Technologies of America Corp., Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR		14	16,554
Optiv, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024			136	119,807
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025			87	80,138
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc., Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		$ 23	$ 23,224
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		307	297,461
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		239	217,004
Sandvine Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	10/31/2025		88	83,069
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.88%)	2.02%	10/31/2025		21	20,986
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		47	46,419
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	03/05/2027		81	79,010
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		98	96,835
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		77	75,498
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.90%	04/16/2025		47	45,973
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.90%	06/30/2026		98	95,771
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	05/04/2026		107	106,158
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		5	5,272
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		21	21,052
Veritas US, Inc.
Term Loan B-1 (2 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	7	8,828
Term Loan B-1 (3 mo. USD LIBOR + 5.50%)	6.50%	08/13/2025		117	116,204
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		78	77,439
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		134	133,972
					3,894,823
Equipment Leasing–0.13%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	1.97%	10/06/2023			54	53,543
Financial Intermediaries–1.61%
Aretec Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.40%	10/01/2025			146	140,031
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	05/09/2024			245	240,368
Term Loan B (1 mo. USD LIBOR + 10.50%)	11.50%	05/09/2024			8	8,038
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027			46	46,368
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.89%	11/12/2026			18	17,992
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			96	95,119
RPI Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	02/11/2027			83	82,818
Stiphout Finance LLC
Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR		6	7,188
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			12	12,010
						649,932
Food Products–2.38%
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	03/31/2025			54	52,871
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	04/06/2024			314	311,913
Froneri International PLC (United Kingdom), Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.90%	01/29/2028			53	53,554
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			13	13,117
Term Loan (1 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025			407	400,287
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	05/01/2026			43	42,238
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.39%	05/15/2024			56	54,924
Shearer’s Foods LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027			31	30,749
						959,653
Food Service–1.64%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.90%	03/11/2025			34	32,858
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	01/15/2027			54	52,329
Euro Garages (Netherlands), Term Loan (2 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025			11	10,504
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027			72	71,830
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025			110	108,023
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	11/19/2026		$ 256	$ 249,578
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	08/15/2026		20	19,004
Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	06/27/2023		47	45,973
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		71	71,728
					661,827
Health Care–2.58%
Acadia Healthcare Co., Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.65%	02/16/2023			94	93,952
AHP Health Partners, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	06/30/2025			22	21,890
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.75%	02/11/2026			93	92,862
Biogroup-LCD (France), Term Loan B(f)	–	04/25/2026	EUR		13	15,547
Colisee Patrimoine Group SAS (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/08/2027	EUR		8	9,016
Curium Bidco S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	10/28/2027			55	54,751
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025			3	3,288
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	02/04/2027			136	133,877
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			140	140,422
EyeCare Partners, LLC
Delayed Draw Term Loan	3.90%	02/05/2027			0	128
Delayed Draw Term Loan(e)	0.00%	02/05/2027			1	1,364
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027			7	6,361
Financiere N (Luxembourg), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		6	6,885
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			71	70,087
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.40%	08/06/2026			6	5,516
IQVIA, Inc.
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.90%	03/07/2024			26	25,947
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.97%	06/11/2025			15	14,398
Milano Acquisition Corp., Term Loan B(f)	–	08/13/2027			93	92,000
Neuraxpharm (Cerebro BidCo / Blitz F20-80 GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		16	19,397
Precision Medicine Group LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(d)(e)	0.00%	10/30/2027			11	10,994
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	10/30/2027			85	84,289
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027			90	89,704
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.65%	08/27/2025			8	7,596
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	10/20/2026			41	41,323
						1,041,594
Home Furnishings–1.31%
Hayward Industries, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/04/2026			8	7,294
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	08/05/2024			19	19,065
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			50	49,886
Second Lien Term Loan	8.50%	08/10/2023			140	127,443
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025			119	117,623
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	09/25/2024			117	114,425
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			91	90,565
						526,301
Industrial Equipment–2.49%
Alliance Landry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			118	118,306
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			4	4,195
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			23	22,614
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024			42	41,616
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025			10	9,414
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	03/01/2027		$ 73	$ 72,695
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.90%	03/31/2027		158	155,639
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027		96	94,404
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	2.23%	01/02/2027		23	22,364
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024		88	90,474
Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	04/16/2025		39	38,497
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026		12	11,784
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (3 mo. USD LIBOR + 4.25%)	4.57%	07/30/2027		324	323,568
					1,005,570
Insurance–1.28%
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			12	11,668
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024			120	119,266
HUB International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	2.98%	04/25/2025			53	51,550
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	07/23/2027			105	104,882
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/31/2025			24	23,585
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024			207	203,440
						514,391
Leisure Goods, Activities & Movies–2.13%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			188	183,363
Ancestry.com Operations, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	4.15%	08/21/2026			211	210,893
Crown Finance US, Inc.
Term Loan(f)	–	02/28/2025	EUR		2	2,091
Term Loan (3 mo. USD LIBOR + 2.25%)	2.77%	02/28/2025			50	38,531
Term Loan (3 mo. USD LIBOR + 2.50%)	3.02%	09/20/2026			93	70,998
Deluxe Entertainment Services Group, Inc.
First Lien PIK Term Loan, 1.50% PIK Rate, 6.00% Cash Rate (3 mo. USD LIBOR + 5.00%)(d)(g)	1.50%	03/25/2024			14	0
Second Lien PIK Term Loan, 2.50% PIK Rate, 7.00% Cash Rate (3 mo. USD LIBOR + 6.00%) (Acquired 08/07/2019-09/30/2020; Cost $34,225)(d)(g)(j)	2.50%	09/25/2024			51	0
HNVR Holdco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2023	EUR		7	7,262
Metro-Goldwyn-Mayer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.65%	07/03/2025			77	75,599
Parques Reunidos (Spain), Term Loan B-1(f)	–	09/27/2026	EUR		61	68,047
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			171	163,288
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	04/17/2026			12	11,082
UFC Holdings LLC
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026			11	11,049
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026			17	16,820
						859,023
Lodging & Casinos–4.40%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			66	65,542
Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	02/01/2026			20	18,971
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			69	69,704
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025			52	51,989
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024			547	529,950
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			99	95,638
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	09/18/2026			41	40,266
GVC Finance LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.25%	03/29/2024			46	45,594
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	06/22/2026			72	70,762
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024			44	42,014
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	08/14/2024			223	215,582
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	07/10/2025			204	204,323
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			214	208,795
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	12/20/2024			44	42,698
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	05/30/2025	$ 73	$ 71,763
				1,773,591
Nonferrous Metals & Minerals–1.85%
ACNR Holdings, Inc., Term Loan (1 mo. USD LIBOR + 13.00%)	14.00%	09/16/2025		636	617,217
Form Technologies LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022		44	42,288
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		85	84,434
					743,939
Oil & Gas–2.39%
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	10/31/2024		35	32,732
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025		131	106,723
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(d)	9.75%	08/04/2021		10	9,926
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(d)(e)	0.00%	08/04/2021		89	89,336
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)(h)	0.00%	04/11/2022		666	155,305
GIP III Stetson I L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	4.40%	07/18/2025		53	46,532
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		51	24,731
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 7.00%)(d)	11.00%	08/09/2021		59	26,480
Lower Cadence Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2026		26	24,766
McDermott International Ltd.
LOC(d)(e)	0.00%	06/30/2024		107	98,089
PIK Term Loan, 3.00% PIK Rate, 1.15% Cash Rate (1 mo. USD LIBOR + 4.00%)(g)	3.00%	06/30/2025		26	17,475
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.15%	06/30/2024		3	2,477
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		64	62,069
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.23%	03/19/2024		77	57,528
Seadrill Operating L.P.
Revolver Loan (1 mo. USD LIBOR + 10.00%)(d)	0.00%	02/21/2021		42	42,793
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021		778	82,777
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025		20	18,443
Sunrise Oil & Gas, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2023		29	26,191
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2023		30	23,311
Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.00%	01/17/2023		35	17,571
					965,255
Publishing–2.05%
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		19	19,293
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		257	239,751
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/21/2026		254	240,039
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		328	328,509
					827,592
Radio & Television–2.32%
Gray Television, Inc.
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.40%	02/07/2024		24	23,323
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.65%	01/02/2026		17	17,259
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	05/01/2026		272	263,511
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.40%	01/17/2024		140	138,292
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026		94	92,649
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	01/03/2024		319	312,665
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026		89	87,513
					935,212
Retailers (except Food & Drug)–1.87%
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		162	161,430
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		30	30,032
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027		$ 44	$ 43,728
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	35	37,169
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	24	25,410
Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	38	41,047
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	27	28,824
Term Loan B-5 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	5	5,970
Term Loan B-6 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	14	15,375
Term Loan B-7 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	12	12,408
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		150	141,688
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	03/11/2022		213	212,324
					755,405
Surface Transport–2.28%
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024			102	102,023
Kenan Advantage Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022			52	50,830
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			5	4,687
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024			158	156,425
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(d)	8.48%	02/23/2022			609	607,106
						921,071
Telecommunications–8.43%
Avaya, Inc.
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2024			141	140,957
Term Loan B-1 (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2027			175	173,250
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	09/15/2027			44	43,389
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	03/15/2027			451	441,606
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024			295	295,181
Colorado Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			28	26,021
Consolidated Communications, Inc.
Term Loan	4.00%	10/04/2023			1	70
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027			104	104,566
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027			51	50,548
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021			81	81,232
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	09/24/2025			28	27,688
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024			28	27,956
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026			72	71,733
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)	3.60%	07/13/2021			33	33,419
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(e)	0.00%	07/13/2021			11	11,139
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)(i)(k)	8.00%	11/27/2023			261	265,527
Term Loan B-4 (3 mo. USD LIBOR + 4.50%)(i)(k)	8.75%	01/02/2024			50	50,848
Term Loan B-5(i)	8.63%	01/02/2024			18	18,884
IPC Systems, Inc.
Second Lien PIK Term Loan (3 mo. USD LIBOR + 4.50%)(g)	12.50%	02/06/2022			79	6,564
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.50%	02/04/2022			57	4,786
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026			1	670
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027			422	412,783
MLN US HoldCo LLC, First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025			211	184,746
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024			58	58,077
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026			211	210,821
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	04/11/2025			13	13,328
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026			247	241,924
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027			193	186,530
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027			217	213,706
						3,397,949
Utilities–3.45%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025			56	55,097
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	01/15/2025	$ 105	$ 103,981
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.40%	01/15/2024	44	43,681
Term Loan (2 mo. USD LIBOR + 2.75%)	2.40%	04/05/2026	59	58,032
Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	08/12/2026	35	34,419
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	302	301,807
Frontera Generation Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.25%)(h)	5.25%	05/02/2025	269	78,779
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	12/17/2021	87	87,133
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026	161	161,054
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	173	165,662
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.15%	08/28/2025	2	2,036
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	143	130,069
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	12	10,493
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	68	67,787
Pike Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	07/24/2026	12	11,887
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	43	42,506
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023	38	37,491
				1,391,914
Total Variable Rate Senior Loan Interests (Cost $39,412,555)					37,841,770
U.S. Dollar Denominated Bonds & Notes–7.20%
Aerospace & Defense–0.53%
Spirit AeroSystems, Inc.(l)	5.50%	01/15/2025		14	14,893
TransDigm, Inc.(l)	6.25%	03/15/2026		57	60,492
TransDigm, Inc.(l)	8.00%	12/15/2025		127	138,874
					214,259
Air Transport–0.62%
Delta Air Lines, Inc.(l)	7.00%	05/01/2025		14	16,007
Delta Air Lines, Inc./SkyMiles IP Ltd.(l)	4.75%	10/20/2028		79	85,161
Delta Air Lines, Inc./SkyMiles IP Ltd.(l)	4.50%	10/20/2025		90	95,088
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(l)	6.50%	06/20/2027		50	54,312
					250,568
Automotive–0.08%
Clarios Global L.P./Clarios US Finance Co.(l)	6.25%	05/15/2026		23	24,466
Tenneco, Inc.(l)	7.88%	01/15/2029		8	8,840
					33,306
Building & Development–0.57%
American Builders & Contractors Supply Co., Inc.(l)	4.00%	01/15/2028		42	43,646
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(l)	5.75%	05/15/2026		191	176,078
Forterra Finance LLC/FRTA Finance Corp.(l)	6.50%	07/15/2025		8	8,558
					228,282
Business Equipment & Services–0.26%
Advantage Sales & Marketing, Inc.(l)	6.50%	11/15/2028		36	36,877
Prime Security Services Borrower LLC/Prime Finance, Inc.(l)	3.38%	08/31/2027		69	68,224
					105,101
Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028		22	22,499
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030		76	79,743
					102,242
Containers & Glass Products–0.00%
Reynolds Group Issuer, Inc./LLC(l)	5.13%	07/15/2023		2	2,025
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–0.79%
CommScope, Inc.(l)	5.50%	03/01/2024		$ 18	$ 18,520
CommScope, Inc.(l)	6.00%	03/01/2026		61	64,435
Dell International LLC/EMC Corp.(l)	6.20%	07/15/2030		91	115,748
Diebold Nixdorf, Inc.(l)	9.38%	07/15/2025		76	83,553
Energizer Holdings, Inc.(l)	4.38%	03/31/2029		36	36,790
					319,046
Food Service–0.06%
1011778 BC ULC/New Red Finance, Inc. (Canada)(l)	5.75%	04/15/2025		22	23,523
Health Care–0.05%
Global Medical Response, Inc.(l)	6.50%	10/01/2025		21	21,656
Industrial Equipment–0.09%
Vertical US Newco, Inc. (Germany)(l)	5.25%	07/15/2027		34	35,764
Leisure Goods, Activities & Movies–0.15%
AMC Entertainment Holdings, Inc.(l)	10.50%	04/15/2025		64	51,440
SeaWorld Parks & Entertainment, Inc.(l)	8.75%	05/01/2025		7	7,521
					58,961
Lodging & Casinos–0.40%
Caesars Entertainment, Inc.(l)	6.25%	07/01/2025		150	160,162
Radio & Television–0.72%
Diamond Sports Group LLC/Diamond Sports Finance Co.(l)	5.38%	08/15/2026		372	288,997
Telecommunications–1.62%
Avaya, Inc.(l)	6.13%	09/15/2028		81	85,657
Cablevision Lightpath LLC(l)	3.88%	09/15/2027		12	12,148
CenturyLink, Inc.(l)	4.00%	02/15/2027		113	116,969
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(l)	6.75%	10/01/2026		88	91,331
Consolidated Communications, Inc.(l)	6.50%	10/01/2028		19	20,623
Frontier Communications Corp.(l)	5.88%	10/15/2027		150	157,969
Radiate Holdco LLC/Radiate Finance, Inc.(l)	4.50%	09/15/2026		6	6,255
Windstream Escrow LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028		161	162,644
					653,596
Utilities–1.01%
Calpine Corp.(l)	5.25%	06/01/2026		122	126,581
Calpine Corp.(l)	4.50%	02/15/2028		242	250,228
Vistra Operations Co. LLC(l)	4.30%	07/15/2029		28	31,368
					408,177
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,762,096)					2,905,665
			Shares
Common Stocks & Other Equity Interests–2.21%(m)
Business Equipment & Services–0.33%
Checkout Holding Corp.(n)				1,583	494
Crossmark Holdings, Inc.(d)(n)				724	132,607
					133,101
Electronics & Electrical–0.03%
Fusion Connect, Inc.(n)				1	1
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)(n)				5,909	6,648
Internap Corp.(n)				11,816	3,013
Sunguard Availability Services Capital, Inc.(n)				225	2,137
					11,799
Industrial Equipment–0.20%
North American Lifting Holdings, Inc.(n)				4,769	82,265
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

			Shares		Value
Leisure Goods, Activities & Movies–0.00%
Deluxe Entertainment Services Group, Inc.(d)(n)				10,308	$ 0
Nonferrous Metals & Minerals–0.52%
Arch Resources, Inc.				2,864	95,772
Murray Energy Corp.(n)(o)				5,144	35,151
Murray Energy Corp.(n)(o)				1,005	6,868
Murray Energy Corp.(n)(o)				1,554	70,707
					208,498
Oil & Gas–0.16%
HGIM Corp.(n)				657	246
Larchmont Resources LLC(n)				78	3,130
McDermott International Ltd.(n)				11,275	12,515
Quicksilver Resources, Inc.(d)(n)				571,500	0
Sabine Oil & Gas Holdings, Inc.(d)(n)				94	1,316
Southcross Energy Partners L.P.(n)				11,492	1,610
Sunrise Oil & Gas, Inc.(n)				4,407	19,832
Tribune Resources, Inc.(n)				34,124	27,299
Tribune Resources, Inc., Wts., expiring 04/03/2023(n)				8,835	265
Vantage Drilling International(n)				20	65
					66,278
Publishing–0.18%
Clear Channel Outdoor Holdings, Inc.(n)				47,078	71,088
Radio & Television–0.52%
iHeartCommunications, Inc., Wts. expiring 05/01/2039(n)				17,010	165,848
iHeartMedia, Inc., Class A(n)				3,465	41,424
MGOC, Inc.(d)(n)				30,400	1,789
					209,061
Surface Transport–0.27%
Commercial Barge Line Co.(n)				407	16,484
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(n)				1,591	38,184
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(n)				1,148	38,171
Commercial Barge Line Co., Wts., expiring 04/27/2045(n)				427	17,294
Commercial Barge Line Co., Wts., expiring 04/30/2045(n)				1,148	486
Commercial Barge Line Co., Wts., expiring 08/18/2030(n)				1,591	505
					111,124
Telecommunications–0.00%
IPC Systems, Inc.(n)				451	228
Total Common Stocks & Other Equity Interests (Cost $2,786,312)					893,442
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–0.94%(p)
Financial Intermediaries–0.60%
Garfunkelux Holdco 3 S.A. (Luxembourg)(l)	6.75%	11/01/2025	EUR	100	123,146
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(l)	6.25%	05/01/2026	EUR	100	119,744
					242,890
Home Furnishings–0.34%
Very Group Funding PLC (The) (United Kingdom)(l)	7.75%	11/15/2022	GBP	100	134,845
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $363,628)					377,735
			Shares
Preferred Stocks–0.42%(m)
Oil & Gas–0.18%
Southcross Energy Partners L.P., Series A, Pfd.				72,722	42,542
Southcross Energy Partners L.P., Series B, Pfd.				20,954	29,860
					72,402
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

	Shares	Value
Surface Transport–0.24%
Commercial Barge Line Co., Series A, Pfd.	1,513	$ 41,229
Commercial Barge Line Co., Series B, Pfd.	1,635	54,364
		95,593
Total Preferred Stocks (Cost $158,729)		167,995

Money Market Funds–2.07%
Invesco Government & Agency Portfolio,Institutional Class, 0.01%(q)(r)	500,855	500,855
Invesco Treasury Portfolio,Institutional Class, 0.01%(q)(r)	333,904	333,904
Total Money Market Funds (Cost $834,759)		834,759
TOTAL INVESTMENTS IN SECURITIES–106.68% (Cost $46,318,079)		43,021,366
OTHER ASSETS LESS LIABILITIES–(6.68)%		(2,695,548)
NET ASSETS–100.00%		$40,325,818
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $569,075, which represented 1.41% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $3,283,400, which represented 8.14% of the Fund’s Net Assets.
(m)	Securities acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,164,347	$2,848,799	$(3,512,291)	$-	$-	$500,855	$50
Invesco Treasury Portfolio, Institutional Class	776,232	1,899,199	(2,341,527)	-	-	333,904	26
Total	$1,940,579	$4,747,998	$(5,853,818)	$-	$-	$834,759	$76

(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2020	Barclays Capital	USD	48,044	GBP	36,274	$323
12/15/2020	Canadian Imperial Bank of Commerce	USD	2,115	EUR	1,809	44
12/15/2020	Canadian Imperial Bank of Commerce	USD	49,987	GBP	37,736	329
01/15/2021	Canadian Imperial Bank of Commerce	EUR	6,081	USD	7,301	37
12/15/2020	Citibank N.A.	USD	77,080	EUR	65,202	727
12/15/2020	Morgan Stanley & Co.	USD	77,104	EUR	65,201	701
12/15/2020	Morgan Stanley & Co.	USD	49,994	GBP	37,738	325
01/15/2021	Morgan Stanley & Co.	USD	8,952,077	EUR	7,500,000	6,796
12/15/2020	Royal Bank of Canada	USD	10,656	EUR	9,112	217
12/15/2020	State Street Bank & Trust Co.	USD	78,546	EUR	66,423	717
12/15/2020	UBS	USD	3,170	EUR	2,706	59
Subtotal—Appreciation						10,275
Currency Risk
01/15/2021	Barclays Capital	EUR	30,000	USD	35,774	(61)
01/15/2021	Barclays Capital	GBP	37,228	USD	49,324	(340)
12/15/2020	Canadian Imperial Bank of Commerce	GBP	36,967	USD	48,355	(936)
01/15/2021	Canadian Imperial Bank of Commerce	GBP	37,260	USD	49,373	(334)
12/15/2020	Citibank N.A.	GBP	36,700	USD	48,004	(931)
01/15/2021	Citibank N.A.	EUR	64,447	USD	76,254	(729)
01/15/2021	Citibank N.A.	GBP	3,130	USD	4,148	(28)
12/15/2020	Morgan Stanley & Co.	EUR	199,270	USD	234,583	(3,209)
01/15/2021	Morgan Stanley & Co.	EUR	7,582,568	USD	9,024,727	(32,774)
01/15/2021	Morgan Stanley & Co.	GBP	37,260	USD	49,377	(329)
01/15/2021	Royal Bank of Canada	EUR	3,003	USD	3,565	(22)
12/15/2020	Royal Bank of Scotland plc	EUR	11,183	USD	13,251	(95)
12/15/2020	Royal Bank of Scotland plc	GBP	1,381	USD	1,789	(52)
12/15/2020	State Street Bank & Trust Co.	GBP	36,700	USD	48,002	(933)
01/15/2021	State Street Bank & Trust Co.	EUR	71,899	USD	85,145	(739)
01/15/2021	UBS	EUR	9,960	USD	11,722	(175)
Subtotal—Depreciation						(41,687)
Total Forward Foreign Currency Contracts						$(31,412)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Plus Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended November 30, 2020, there were transfers from Level 3 to Level 2 of $901,536, due to third-party vendor quotations utilizing more than one market quote and from Level 1 to Level 3 of $1,316, due to lack of availability of market data for this security. Also, there were transfers from Level 2 to Level 3 of fixed income securities of $80,164, due to third party vendor quotations utilizing single market quotes, and of equity securities of $139,257, due to lack of availability of market data for these securities.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$35,732,620	$2,109,150	$37,841,770
U.S. Dollar Denominated Bonds & Notes	—	2,905,665	—	2,905,665
Common Stocks & Other Equity Interests	227,732	523,350	142,360	893,442
Non-U.S. Dollar Denominated Bonds & Notes	—	377,735	—	377,735
Preferred Stocks	—	167,995	—	167,995
Money Market Funds	834,759	—	—	834,759
Total Investments in Securities	1,062,491	39,707,365	2,251,510	43,021,366
Other Investments - Assets*
Forward Foreign Currency Contracts	—	10,275	—	10,275
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(41,687)	—	(41,687)
Total Other Investments	—	(31,412)	—	(31,412)
Total Investments	$1,062,491	$39,675,953	$2,251,510	$42,989,954

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2020:
	Value 08/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/20
Variable Rate Senior Loan Interests	$ 2,176,987	$ 908,913	$ (154,117)	$ (2,468)	$ 4,958	$ (3,751)	$ 80,164	$ (901,536)	$ 2,109,150
Common Stocks & Other Equity Interests	8,489	–	(90,281)	–	(292,263)	375,842	140,573	–	142,360
Investments Matured	43,997	–	(43,997)	–	–	–	–	–	–
Total	$ 2,229,473	$ 908,913	$ (288,395)	$ (2,468)	$ (287,305)	$ 372,091	$ 220,737	$ (901,536)	$ 2,251,510
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Senior Floating Rate Plus Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$607,106	Discounted Cash Flow Model	Illiquidity Premium Implied Rating	N/A N/A	3.69% B+	(a)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Senior Floating Rate Plus Fund